GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.26%
31,563	African Rainbow Minerals Ltd	$ 592,801
23,266	Anglo American Platinum Ltd	3,393,250
370,700	Anhui Guangxin Agrochemical Co Ltd Class A(a)	1,765,141
33,043	CAP SA(a)	534,995
950,000	China General Plastics Corp(a)	1,242,571
32,042	Coromandel International Ltd	340,004
192,000	Grupo Mexico SAB de CV Class B	1,012,064
227,000	HBIS Resources Co Ltd Class A	807,742
240,902	Hindalco Industries Ltd(a)	1,083,631
126,789	Impala Platinum Holdings Ltd	2,340,721
25,216	Koza Altin Isletmeleri AS(a)	364,146
7,132	LG Chem Ltd	5,103,819
49,184	LOTTE Fine Chemical Co Ltd(a)	2,559,847
18,429	MMC Norilsk Nickel PJSC ADR	576,644
374,000	Nantex Industry Co Ltd(a)	1,440,420
191,253	NMDC Ltd	355,639
32,022	Northam Platinum Ltd(a)	556,359
202,400	Petronas Chemicals Group Bhd	390,770
3,547	POSCO	1,005,064
320,446	Sibanye Stillwater Ltd	1,426,560
3,827,400	Vale Indonesia Tbk PT(a)	1,158,335
314,419	Vale SA(a)	5,448,071
105,600	Vale SA Sponsored ADR	1,835,328
68,701	Vedanta Ltd ADR(b)	863,572
		36,197,494
Communications — 20.33%
487,060	Alibaba Group Holding Ltd(a)	13,838,654
67,859	Alibaba Group Holding Ltd Sponsored ADR(a)	15,385,671
10,547	Baidu Inc Sponsored ADR(a)	2,294,500
348,800	Focus Media Information Technology Co Ltd Class A	496,156
131,380	Hellenic Telecommunications Organization SA(a)	2,108,042
30,000	JD.com Inc ADR(a)	2,529,900
62,342	KT Corp(a)	1,556,139
97,900	Meituan Class B(a)	3,820,469
5,220	MercadoLibre Inc(a)	7,684,571
519,300	NanJi E-Commerce Co Ltd Class A	729,675
51,680	Naspers Ltd Class N	12,377,899
1,944	NAVER Corp	650,855
859	NCSoft Corp(a)	663,958
9,863	Pinduoduo Inc ADR(a)	1,320,458
316,300	Tencent Holdings Ltd	25,243,130
580,801	Turk Telekomunikasyon AS	479,351
251,109	Turkcell Iletisim Hizmetleri AS(a)	458,808
56,486	Vipshop Holdings Ltd ADR(a)	1,686,672
98,583	Vodacom Group Ltd	842,845
Shares		Fair Value
Communications — (continued)
14,900	Webzen Inc(a)	$ 548,434
104,178	Yandex NV Class A(a)	6,673,643
		101,389,830
Consumer, Cyclical — 7.34%
208,931	Apollo Tyres Ltd(a)	642,212
4,305,842	Astra International Tbk PT	1,569,242
17,794	Bajaj Auto Ltd	895,453
17,000	BYD Co Ltd Class H	367,825
204,000	China Meidong Auto Holdings Ltd	947,406
184,600	CVC Brasil Operadora e Agencia de Viagens SA(a)	645,763
136,482	Eicher Motors Ltd	4,877,560
500,059	Gree Electric Appliances Inc of Zhuhai Class A(a)	4,797,986
14,655	Hankook Tire & Technology Co Ltd(a)	637,873
34,316	Hero MotoCorp Ltd(a)	1,372,040
3,245	Hyundai Mobis Co Ltd	841,726
15,623	JYP Entertainment Corp(a)	493,622
38,616	Kia Corp	2,838,436
3,221	LG Electronics Inc(a)	430,019
308,500	Li Ning Co Ltd	2,018,202
119,100	Marfrig Global Foods SA(a)	372,621
92,000	Nien Made Enterprise Co Ltd	1,286,479
23,210	NIO Inc ADR(a)	904,726
165,000	Rexon Industrial Corp Ltd(a)	546,612
58,400	Shenzhou International Group Holdings Ltd	1,221,527
364,500	Sinotruk Hong Kong Ltd	1,097,279
15,906	SNT Motiv Co Ltd(a)	876,719
66,740	Tata Motors Ltd Sponsored ADR(a)	1,387,525
573,900	Wal-Mart de Mexico SAB de CV	1,812,434
544,000	Yadea Group Holdings Ltd(a)(c)	1,211,857
32,590	Yum China Holdings Inc	1,929,654
80,000	Zhongsheng Group Holdings Ltd	566,739
		36,589,537
Consumer, Non-Cyclical — 8.45%
157,300	Anhui Yingjia Distillery Co Ltd Class A	848,709
263,400	Arca Continental SAB de CV	1,295,125
37,749	Aurobindo Pharma Ltd	456,186
77,204	BIM Birlesik Magazalar AS	661,258
149,900	C&S Paper Co Ltd Class A	592,733
1,949	Celltrion Inc(a)	561,672
508,000	China Feihe Ltd(c)	1,442,234
473,000	China Medical System Holdings Ltd	939,950
1,914,000	CSPC Pharmaceutical Group Ltd	2,327,048
24,993	DongKook Pharmaceutical Co Ltd	619,951

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
170,000	Hansoh Pharmaceutical Group Co Ltd(a)(c)	$ 815,490
130,466	Hindustan Unilever Ltd(a)	4,351,383
218,910	International Container Terminal Services Inc	547,254
4,101,700	Japfa Comfeed Indonesia Tbk PT(a)	543,749
41,285	JB Chemicals & Pharmaceuticals Ltd(a)	710,575
359,321	Jiangsu Hengrui Medicine Co Ltd(a)	5,073,330
18,800	JiuGui Liquor Co Ltd Class A	438,626
12,945,800	Kalbe Farma Tbk PT	1,399,312
220,600	Kimberly-Clark de Mexico SAB de CV Class A	377,641
9,400	Kweichow Moutai Co Ltd Class A	2,890,972
762	LG Household & Health Care Ltd	1,057,373
248,460	New Oriental Education & Technology Group Inc Sponsored ADR(a)	3,478,440
3,648	Orion Corp	423,117
66,200	Pharmaron Beijing Co Ltd Class H(c)	1,258,451
121,313	Richter Gedeon Nyrt	3,576,695
136,896	Sanquan Food Co Ltd Class A	473,660
32,200	Shanghai Bairun Investment Holding Group Co Ltd Class A	537,610
82,168	TAL Education Group ADR(a)	4,424,747
		42,123,291
Energy — 3.74%
700,500	China Shenhua Energy Co Ltd Class H	1,448,254
109,599	Gazprom PJSC Sponsored ADR	657,046
35,239	Lukoil PJSC Sponsored ADR	2,846,959
96,730	MOL Hungarian Oil & Gas PLC(a)	700,250
395,878	Oil & Natural Gas Corp Ltd(a)	554,931
612,265	Petroleo Brasileiro SA Sponsored ADR	5,207,841
1,748,347	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	2,658,550
290,500	PTT Exploration & Production PCL	1,064,392
53,104	Reliance Industries Ltd(a)	1,460,160
223,616	Rosneft Oil Co PJSC GDR(a)	1,690,470
67,200	Sao Martinho SA(a)	356,854
		18,645,707
Financial — 21.05%
4,618,000	Agricultural Bank of China Ltd Class H	1,851,181
707,473	Axis Bank Ltd(a)	6,791,994
45,000	B3 SA - Brasil Bolsa Balcao	437,076
57,148	Banco Bradesco SA ADR	268,596
Shares		Fair Value
Financial — (continued)
109,300	Banco Santander Brasil SA	$ 771,497
407,600	Bank Central Asia Tbk PT	872,918
14,537,000	Bank Mandiri Persero Tbk PT	6,159,007
1,583,200	Bank of Beijing Co Ltd Class A	1,160,388
3,396,000	Bank of China Ltd Class H	1,295,349
8,415,000	Bank Of Communications(a)	5,365,747
964,500	Bank of Jiangsu Co Ltd Class A	953,228
125,523	BNK Financial Group Inc	753,528
1,540,000	China CITIC Bank Corp Ltd Class H	783,255
3,941,000	China Construction Bank Corp Class H	3,321,934
1,808,000	China Everbright Bank Co Ltd Class H	789,743
1,576,000	China Life Insurance Co Ltd(a)	1,424,209
1,063,000	China Merchants Bank Co Ltd Class H	8,143,844
3,852,100	China Minsheng Banking Corp Ltd Class A(a)	2,971,026
64,800	China Pacific Insurance Group Co Ltd Class A	375,430
145,400	China Vanke Co Ltd Class H	571,361
702,500	CSC Financial Co Ltd Class H(c)	925,723
102,955	DGB Financial Group Inc(a)	768,139
750,784	Grupo Financiero Banorte SAB de CV(a)	4,233,365
110,471	Hana Financial Group Inc	4,178,341
403,577	HDFC Bank Ltd(a)	8,261,118
147,800	Hong Leong Financial Group Bhd	621,519
65,580	ICICI Bank Ltd(a)	524,603
1,954,000	Industrial & Commercial Bank of China Ltd Class H	1,405,513
34,480	KB Financial Group Inc	1,699,435
111,073	Korean Reinsurance Co(a)	830,183
519,000	KWG Living Group Holdings Ltd(a)	533,059
86,570	LIC Housing Finance Ltd	509,467
238,788	Manappuram Finance Ltd	489,019
916,840	Metropolitan Bank & Trust Co	839,556
117,346	Mirae Asset Daewoo Co Ltd(a)	1,026,507
30,574	Muthoot Finance Ltd	504,619
128,400	New China Life Insurance Co Ltd Class H	498,852
91,864	OTP Bank Nyrt(a)	3,926,858
1,086,500	Ping An Insurance Group Co of China Ltd Class H	12,996,014
64,171	Powszechna Kasa Oszczednosci Bank Polski SA(a)	531,006
178,100	Qualitas Controladora SAB de CV	979,400
1,507,828	Sberbank of Russia PJSC	5,785,406
126,751	Sberbank of Russia PJSC Sponsored ADR	1,953,233
26,502	Shriram Transport Finance Co Ltd(a)	518,846

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
411,000	Sunac Services Holdings Ltd(a)(c)	$ 1,311,991
3,573,480	Yuanta Financial Holding Co Ltd(a)	2,823,129
5,426,000	Yuexiu Property Co Ltd	1,231,384
		104,967,596
Industrial — 5.09%
42,105	Amara Raja Batteries Ltd	493,067
120,279	Ambuja Cements Ltd(a)	509,453
211,000	Anhui Conch Cement Co Ltd Class H	1,377,877
341,066	Aramex PJSC	365,054
402,639	Bharat Electronics Ltd	690,723
646,000	China Resources Cement Holdings Ltd	728,698
3,666,000	China Tower Corp Ltd Class H(c)	544,344
129,191	Container Corp Of India Ltd	1,059,428
613,000	COSCO SHIPPING Holdings Co Ltd Class H(a)	793,399
336,000	Delta Electronics Inc(a)	3,426,730
33,600	Delta Electronics Thailand PCL NVDR	313,534
62,113	Escorts Ltd(a)	1,097,147
583,500	Hana Microelectronics PCL NVDR	1,035,437
302,700	Hartalega Holdings Bhd	652,367
3,690	Hyundai Glovis Co Ltd(a)	614,775
48,000	Lotes Co Ltd	844,357
171,000	Micro-Star International Co Ltd(a)	1,050,690
52,000	Nan Ya Printed Circuit Board Corp(a)	650,266
155,500	Sany Heavy Industry Co Ltd Class A(a)	814,921
251,425	Shanghai Liangxin Electrical Co Ltd Class A	1,183,902
34,100	Shenzhen Inovance Technology Co Ltd Class A	447,110
9,000	Silergy Corp	742,334
30,100	Sunny Optical Technology Group Co Ltd	691,522
2,829,600	Tian Di Science & Technology Co Ltd(a)	1,452,355
396,900	UWC BHD	562,373
1,108,000	Wan Hai Lines Ltd	2,147,161
82,300	WEG SA(a)	1,095,013
		25,384,037
Technology — 22.42%
28,000	Alchip Technologies Ltd	892,898
98,000	Elan Microelectronics Corp(a)	676,049
23,000	eMemory Technology Inc	717,721
70,000	Foxsemicon Integrated Technology Inc	576,833
285,000	Gigabyte Technology Co Ltd(a)	1,002,261
122,953	HCL Technologies Ltd(a)	1,657,181
Shares		Fair Value
Technology — (continued)
1,936,800	Inari Amertron Berhad(a)	$ 1,535,480
641,834	Infosys Ltd Sponsored ADR	12,015,133
16,000	International Games System Co Ltd(a)	426,964
31,000	MediaTek Inc	1,066,301
1,275,000	Nanya Technology Corp	4,151,701
5,490	NetEase Inc ADR	566,897
93,000	Novatek Microelectronics Corp(a)	1,894,441
598,000	PAX Global Technology Ltd	647,238
403,532	Samsung Electronics Co Ltd	29,193,358
64,767	SK Hynix Inc(a)	7,646,501
871,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	18,342,573
186,093	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	22,011,080
131,914	Tata Consultancy Services Ltd(a)	5,747,740
433,000	United Microelectronics Corp(a)	776,655
44,733	Wipro Ltd	253,875
		111,798,880
Utilities — 0.96%
763,000	China Longyuan Power Group Corp Ltd Class H	1,042,076
34,700	Cia de Saneamento do Parana SA(a)	135,628
277,263	Engie Energia Chile SA	315,577
61,900	ENN Energy Holdings Ltd	998,402
45,591	GAIL India Ltd GDR	506,958
896,300	Guangdong Baolihua New Energy Stock Co Ltd Class A	950,876
39,450	Korea Electric Power Corp(a)	809,349
		4,758,866
TOTAL COMMON STOCK — 96.64% (Cost $381,025,921)		$481,855,238
WARRANTS
Consumer, Non-Cyclical — 0.81%
51,320	Jiangsu Hengrui Medicine Co Ltd(a)	724,598
10,831	Kweichow Moutai Co Ltd(a)	3,331,076
TOTAL WARRANTS — 0.81% (Cost $3,725,813)		$4,055,674

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.13%
$ 656,294	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $656,294 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(d)	$ 656,294
TOTAL SHORT TERM INVESTMENTS — 0.13% (Cost $656,294)		$656,294
TOTAL INVESTMENTS — 97.58% (Cost $385,408,028)		$486,567,206
OTHER ASSETS & LIABILITIES, NET — 2.42%		$12,067,287
TOTAL NET ASSETS — 100.00%		$498,634,493
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Summary of Investments by Country as of March 31, 2021.
Country	Fair Value	Percentage of Fund Investments
China	$171,566,496	35.26%
Taiwan	69,418,101	14.27
South Korea	68,388,740	14.05
India	60,625,600	12.46
South Africa	21,530,436	4.42
Brazil	16,574,289	3.41
Russia	13,509,757	2.78
Indonesia	12,058,202	2.48
Mexico	9,710,028	2.00
Hungary	8,203,802	1.69
Argentina	7,684,571	1.58
Netherlands	6,673,643	1.37
Malaysia	3,762,509	0.77
Poland	3,189,556	0.66
Hong Kong	2,607,319	0.54
Thailand	2,413,363	0.50
Greece	2,108,042	0.43
United States	1,976,752	0.41
Turkey	1,963,564	0.40
Philippines	1,386,810	0.28
Chile	850,572	0.17
United Arab Emirates	365,054	0.07
Total	$486,567,206	100.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

March 31, 2021

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$119,625,691	$362,229,547	$—	$481,855,238
Warrants	—	4,055,674	—	4,055,674
Short Term Investments	—	656,294	—	656,294
Total Assets	$119,625,691	$366,941,515	$0	$486,567,206
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021